Share-based payments - Summary of number and weighted average exercise prices (WAEP) of, and movements in, share options (Detail)		12 Months Ended
		Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Disclosure Of Number And Weighted Average Exercise Price Of Share Options [Abstract]
Outstanding as of beginning of period/year | shares		9,865,245	10,540,228	9,124,109
Granted during the period/year | shares		394,201	513,379	1,416,119
Cancelled during the year | shares	[1]	(20,029)	(1,188,362)	0
At the end of the period/year | shares		10,239,417	9,865,245	10,540,228
Outstanding as of beginning of period/year | $ / shares		$ 5.98	$ 5.15	$ 4.85
Granted during the period/year | $ / shares		29.71	17.83	7.05
Cancelled during the year | $ / shares	[1]	6.21	3.68	0
At the end of the period/year | $ / shares		$ 6.89	$ 5.98	$ 5.15

[1]	Related to stock options annulled or cancelled for the year, which has no relation with the options exercised.